Commitments and Contingencies (Details) - Schedule of Right of Use Asset - Right Of Use Asset [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Right of Use Asset [Line Items]
Operating lease liabilities at inception	$ 140,561	$ 140,561
Reduction of lease liabilities	(32,813)	(12,735)
Total lease liability	107,748	127,826
Less: current portion	(45,364)	(41,946)
Lease liabilities, non-current	62,384	85,880
Total minimum operating lease payments	123,046	150,298
Less discount to fair value	(15,298)	(22,472)
Less accumulated reduction	(34,190)	(13,285)
Balance ROU asset	$ 106,371	$ 127,276